Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Benefit Obligation
The benefit obligation at December 31, 2015 and December 31, 2014 was calculated as follows:

	2015	2014
	(Amounts in thousands)
Benefit obligation, January 1	$3,350	$3,218
Service cost	(86)	(50)
Interest cost	214	176
Loss	93	6
Benefit obligation, December 31	$3,571	$3,350

Schedule of Net Periodic Pension cost	The net periodic pension cost for 2015 and 2014 was calculated as follows:

	2015	2014
	(Amounts in thousands)
Service cost	$(86)	$(50)
Interest cost	214	176
Loss	93	9
	$221	$135